As filed with the U.S. Securities and Exchange Commission on September 7, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2023

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Defiance Next Gen H2 ETF

Ticker: HDRO

Defiance Hotel, Airline, and Cruise ETF

Ticker: CRUZ

Defiance Pure Electric Vehicle ETF

Ticker: EVXX

Defiance ETFs

Defiance Quantum ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the fiscal period of January 1, 2023 through June 30, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for QTUM increased 29.72% and the Net Asset Value (“NAV”) increased 29.25%, while the S&P 500®, a broad market index, increased 16.89% over the same period. The Fund’s Index increased 29.64%. Meanwhile, outstanding shares ended the period at 3,350,000.

For the current fiscal period, the largest positive contributor to return was IonQ, Inc., adding 2.72% to the return of the Fund, gaining 292.17% with an average weighting of 1.79%. The second largest contributor to return was NVIDIA Corporation, adding 2.57% to the return of the Fund, gaining 189.54% with an average weighting of 2.06%. The third largest contributor to return was Alchip Technologies, Ltd., adding 1.70% to the return of the Fund, gaining 124.71% with an average weighting of 1.75%.

For the current fiscal period, the largest negative contributor to return was Northrop Grumman Corporation, detracting -0.27% from the return of the Fund, declining -15.80% with an average weight of 1.12%. The security contributing second-most negatively was Tower Semiconductor, Ltd., detracting -0.23% from the return of the Fund, and declining -13.15% with an average weighting of 1.23%. The third largest negative contributor to return was Alteryx, Inc. – Class A, detracting -0.23% from the return of the Fund, declining -10.50% with an average weighting of 1.46%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of quantum computing are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

Defiance Quantum ETF

Letters to Shareholders
(Unaudited) (Continued)

The “BlueStar Quantum Computing and Machine Learning Index™”, “BQTUM™ Index” (collectively “Quantum Computing and Machine Learning Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Quantum Computing and Machine Learning Index are not sponsored, endorsed, sold, or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/QTUM to read more about QTUM including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

QTUM is distributed by Foreside Fund Services, LLC.

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the fiscal period of January 1, 2023 through June 30, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar 5G Communications IndexTM (the “Index”). The Index is a rules-based index that tracks the performance of a group of U.S.-listed stocks, of global companies that are involved in the development of, or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for FIVG increased 13.59% and the Net Asset Value (“NAV”) increased 13.56%, while the S&P 500®, a broad market index, increased 16.89% over the same period. The Fund’s Index increased 13.79%. Meanwhile, outstanding shares ended the period at 19,400,000.

For the current fiscal period, the largest positive contributor to return was Advanced Micro Devices, Inc., adding 3.92% to the return of the Fund, gaining 75.87% with an average weighting of 6.23%. The second largest contributor to return was Marvell Technologies, Inc., adding 2.50% to the return of the Fund, gaining 61.91% with an average weighting of 4.44%. The third largest contributor to return was NVIDIA Corporation, adding 1.85% to the return of the Fund, gaining 189.54% with an average weighting of 1.56%.

For the current fiscal period, the largest negative contributor to return was Nokia Corporation - ADR, detracting -0.43% from the return of the Fund, declining -9.23% with an average weighting of 3.97%. The security contributing second-most negatively was DZS, Inc., detracting -0.42% from the return of the Fund, and declining -68.69% with an average weighting of 0.40%. The third largest negative contributor to return was GDS Holdings, Ltd. - ADR, detracting -0.31% from the return of the Fund, and declining -46.70% with an average weight of 0.49%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of 5G technologies are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

The “BlueStar 5G Communications Index™”, “BFIVGTR™ Index” (collectively “5G Communications Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Global 5G Communications Index* are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

The Defiance Next Gen Connectivity ETF is the first ETF to emphasize securities whose products and services are predominantly tied to the development of 5G networking and communication technologies. The Fund does this by tracking The BlueStar 5G Communications Index. The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/FIVG to read more about FIVG including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

FIVG is distributed by Foreside Fund Services, LLC.

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen H2 ETF (“HDRO” or the “Fund”). The following information pertains to the fiscal period of January 1, 2023 through June 30, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & Next Gen Fuel Cell Index (the “Index”). The index is a rules-based index that tracks the performance of a group of globally listed equities and of companies involved in the development of hydrogen-based energy sources and fuel cell technologies. Index components are reviewed quarterly for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for HDRO decreased -11.50% and the Net Asset Value (“NAV”) decreased -10.89%, while the S&P 500®, a broad market index, increased 16.89% over the same period. The Fund’s Index decreased -9.73%. Meanwhile, outstanding shares ended the period at 4,150,000.

For the current fiscal period, the largest positive contributor to return was SOL SpA, adding 1.23% to the return of the Fund, gaining 53.27% with an average weighting of 2.64%. The second largest contributor to return was Nippon Sanso Holdings Corporation, adding 0.46% to the return of the Fund, gaining 48.22% with an average weighting of 1.20%. The third largest contributor to return was Air Liquide SA, adding 0.99% to the return of the Fund, gaining 26.77% with an average weighting of 4.56%.

For the current fiscal period, the largest negative contributor to return was Green Hydrogen Systems AS, detracting -1.23% from the return of the Fund, declining -75.52% with an average weight of 0.07%. The security contributing second-most negatively was Advent Technologies Holdings, Inc., detracting -1.88% from the return of the Fund, and declining -65.19% with an average weighting of 2.06%. The third largest negative contributor to return was Cell Impact AB, detracting -0.30% from the return of the Fund, and declining -62.53% with an average weighting of 0.37%.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

The BlueStar Hydrogen & Next Gen Fuel Cell Index is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the BlueStar Hydrogen & Next Gen Fuel Cell Index are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s).

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Commissions may be charged on trades.

Go to defianceetfs.com/HDRO to read more about HDRO including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

HDRO is distributed by Foreside Fund Services, LLC

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Hotel, Airline, and Cruise ETF (“CRUZ” or the “Fund”). The following information pertains to the fiscal period of January 1, 2023 through June 30, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”). The Index is a rules-based weighted index of companies primarily engaged in the passenger airline, hotel and cruise industries. The Index is reconstituted on a semi-annual basis and rebalanced quarterly.

The Fund had positive performance during the current fiscal period. The market price for CRUZ increased 34.18% and the Net Asset Value (“NAV”) increased 32.95%, while the S&P 500®, a broad market index, increased 16.89% over the same period. The Fund’s Index increased 33.33%. Meanwhile, outstanding shares ended the period at 2,325,000.

For the current fiscal period, the largest positive contributor to return was Carnival Corporation, adding 6.25% to the return of the Fund, gaining 133.62% with an average weighting of 5.96%. The second largest contributor to return was Royal Caribbean Cruises, Ltd., adding 5.63% to the return of the Fund, gaining 109.87% with an average weighting of 6.53%. The third largest contributor to return was Delta Air Lines, Inc., adding 2.93% to the return of the Fund, gaining 44.67% with an average weighting of 6.42%.

For the current fiscal period, the largest negative contributor to return was Atour Lifestyle Holdings, Ltd. - ADR, detracting -0.27% from the return of the Fund, declining -31.94% with an average weighting of 0.36%. The security contributing second-most negatively was H World Group, Ltd. - ADR, detracting -0.23% from the return of the Fund, and declining -8.58% with an average weighting of 2.87%. The third largest negative contributor to return was Air China, Ltd. – H-Shares, detracting -0.16% from the return of the Fund, and declining -20.01% with an average weight of 0.69%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in passenger airline, hotel and resort, and cruise industries (“Travel Companies”). Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies and may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Travel Companies may be significantly affected by uncertainty in travel, including guest safety, security and privacy, changes in labor relations and insurance costs, issues affecting equipment reliability and longevity, changes in fuel prices, and shortages of experienced personnel.

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders and reduced or prohibited domestic or international travel. Some sectors of the economy and individual issuers, including Travel Companies, have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent.

The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. To the extent the Fund is invested in companies of a single country or region, local political and economic conditions and changes in regulatory, tax, or economic policy could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability, and these risks are magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”) is a rules-based index that consists of globally-listed stocks of companies that derive at least 50% of their revenues from the passenger airline, hotel and resort, or cruise industries (“Travel Companies”) as determined by MV Index Solutions. The Index is a registered trademark of MV Index Solutions and is protected through various intellectual property rights and unfair competition and misappropriation laws and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Index are not sponsored, endorsed, sold or promoted by MV Index Solutions, no representation is made regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Commissions may be charged on trades.

Go to defianceetfs.com/CRUZ to read more about CRUZ including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

CRUZ is distributed by Foreside Fund Services, LLC

Defiance Pure Electric Vehicle ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

We are pleased to have launched the Defiance Pure Electric Vehicle ETF (“EVXX” or the “Fund”) during this transformative phase in the electric vehicle market. In 2022, electric vehicle sales surged to 10 million units, constituting 14% of total auto sales—an impressive leap from the previous year’s 5%. This upward trajectory is expected to reach 18% by the close of 2023. The following information pertains to the period from inception on June 12, 2023 through June 30, 2023 (the “current fiscal period”).

Notably, China led the global electric vehicle adoption with 50% of total vehicle sales, closely followed by the Nordics at over 88%. This positive momentum persists, as evidenced by Q1 2023’s 2.3 million EV sales—a 25% increase compared to the prior year. The year’s projection anticipates sales of 14 million EV units, showcasing a remarkable 35% YoY growth (Source: IEA).

Forecasts predict that the electric vehicle industry will surpass $1.3 trillion by 2028, with a robust CAGR of 24.3%, as per the International Energy Agency (“IEA”). Various sources anticipate substantial growth in EV adoption, potentially accounting for 40-50% of US passenger car sales by 2030. China, Europe, and the US remain key players in EV sales, driven by market expansion and stringent emission regulations. Leading automakers are transitioning towards EVs and making significant investments in battery production.

The Fund had positive performance during the current fiscal period. The market price for EVXX increased 16.60% and the Net Asset Value (“NAV”) increased 16.10%, while the S&P 500®, a broad market index, increased 2.65% over the same period. Meanwhile, outstanding shares ended the period at 30,000.

Our Pure Electric Vehicle ETF, EVXX, provides a strategic avenue to engage in these promising trends.

Your continued support is greatly appreciated.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is considered to be non-diversified. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

EVXX an actively-managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by providing investment exposure to the performance of the common shares of the five electronic vehicle manufacturers through one or more swap agreements with limited counterparties that are primarily major global financial institutions. The Fund’s swap agreements with such counterparties may have a term ranging from a day to more than one year. Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide exposure to the performance of the specified car manufacturers. The Fund is a highly concentrated fund and therefore is subject to greater price volatility than a more diversified investment product. Please see the prospectus for details.

Defiance Pure Electric Vehicle ETF

Letters to Shareholders
(Unaudited) (Continued)

The fund intends to track the performance of a basket of common shares, which are equally-weighted on a quarterly basis, of the five largest (by market capitalization) electric vehicle manufacturers included in the Solactive Pure US Electric Vehicle Index (the “Pure EV Index”). Stocks must be listed on one of the NASDAQ or NYSE exchanges with a minimum average daily value traded of $1m for one and 6 months preceding the Index’s quarterly reconstitution and rebalancing. Companies must be classified as “Alternative Energy Car Manufacturers” under the FactSet Revere Business Industry Classification System, derive at least 50% of their annual revenue or operating activity from the development or manufacturing of electric vehicles, and have identified track records of high trading volume and liquidity.

EVXX is new with a limited operating history.

Commissions may be charged on trades.

Go to defianceetfs.com/EVXX to read more about EVXX including current performance and holdings Information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

EVXX is distributed by Foreside Fund Services, LLC.

Defiance ETFs

Portfolio Allocations

As of June 30, 2023 (Unaudited)

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	56.4%
Japan	12.5
Taiwan	6.6
Netherlands	4.3
Switzerland	2.9
France	2.8
China	2.7
Canada	1.5
Germany	1.4
Finland	1.4
Italy	1.4
Ireland	1.4
Israel	1.3
India	1.3
United Kingdom	1.1
Short-Term Investments and Other Assets and Liabilities	1.0
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology (a)	71.3%
Communication Services	17.5
Real Estate	9.1
Consumer Discretionary	1.0
Short-Term Investments and Other Assets and Liabilities	0.6
Industrials	0.5
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Defiance ETFs

Portfolio Allocations

As of June 30, 2023 (Unaudited) (Continued)

Defiance Next Gen H2 ETF

Country	Percentage of Net Assets
United States	28.5%
Republic of Korea	21.1
United Kingdom	10.2
Norway	9.5
Canada	8.4
France	6.2
Sweden	4.4
Ireland	4.2
Germany	3.0
Japan	1.7
Denmark	1.0
Short-Term Investments and Other Assets and Liabilities	0.9
Italy	0.9
Total	100.0%

Defiance Hotel, Airline, and Cruise ETF

Country	Percentage of Net Assets
United States	65.3%
United Kingdom	6.9
Japan	4.0
Ireland	3.8
China	3.6
France	2.7
Taiwan	2.0
Germany	1.9
Singapore	1.8
Republic of Korea	1.5
Australia	1.2
Thailand	1.1
Canada	1.1
Hong Kong	0.9
Switzerland	0.6
Short-Term Investments and Other Assets and Liabilities	0.6
Panama	0.5
Mexico	0.5
Total	100.0%

Defiance ETFs

Portfolio Allocations

As of June 30, 2023 (Unaudited) (Continued)

Defiance Pure Electric Vehicle ETF

Investment Type*	Percentage of Net Assets
Short-Term Investments	91.6%
Other Assets and Liabilities	8.4
Total	100.0%

*	Portfolio allocation chart does not reflect derivative exposure.

Defiance Quantum ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.0%
	Communication Services — 6.9%
18,843	Alphabet, Inc. - Class A (a)	$2,255,507
17,386	Baidu, Inc. - ADR (a)	2,380,317
683,420	Koninklijke KPN NV	2,437,404
1,955,000	Nippon Telegraph & Telephone Corporation	2,306,206
201,108	Orange SA - ADR	2,340,897
		11,720,331
	Consumer Discretionary — 1.3%
27,073	Alibaba Group Holding, Ltd. - ADR (a)	2,256,535

	Industrials — 13.9%
61,457	ABB, Ltd.	2,416,651
17,052	Airbus SE	2,462,391
22,344	Booz Allen Hamilton Holding Corporation	2,493,590
37,900	Hitachi, Ltd.	2,332,711
11,643	Honeywell International, Inc.	2,415,923
4,999	Lockheed Martin Corporation	2,301,440
164,300	Mitsubishi Electric Corporation	2,304,190
5,096	Northrop Grumman Corporation	2,322,757
23,422	Raytheon Technologies Corporation	2,294,419
71,600	Toshiba Corporation	2,237,639
		23,581,711
	Information Technology — 75.2% (c)
7,421	Accenture plc - Class A	2,289,972
19,592	Advanced Micro Devices, Inc. (a)	2,231,725
40,000	Alchip Technologies, Ltd.	2,305,383
28,701	Ambarella, Inc. (a)	2,401,413
12,802	Analog Devices, Inc.	2,493,958
17,100	Applied Materials, Inc.	2,471,634
1,581,316	Arqit Quantum, Inc. (a)(b)	1,913,392
3,251	ASML Holding NV - NY	2,356,162
225,000	Asustek Computer, Inc.	2,272,070
445,700	BlackBerry, Ltd. (a)(b)	2,464,721
10,381	Cadence Design Systems, Inc. (a)	2,434,552
29,860	Cirrus Logic, Inc. (a)	2,418,959
59,081	Coherent Corporation (a)(b)	3,011,949
34,155	Elastic NV (a)	2,190,019
16,700	Fujitsu, Ltd.	2,148,521
45,000	Global Unichip Corporation	2,319,029
146,497	Hewlett Packard Enterprise Company (b)	2,461,150
58,926	Infineon Technologies AG	2,429,133
73,812	Intel Corporation	2,468,273
17,180	International Business Machines Corporation	2,298,856
	COMMON STOCKS — 99.0% (Continued)
	Information Technology — 75.2% (c) (Continued)
244,311	IonQ, Inc. (a)(b)	$3,305,528
76,828	Juniper Networks, Inc.	2,407,021
4,977	KLA Corporation	2,413,944
3,782	Lam Research Corporation	2,431,296
28,413	Lattice Semiconductor Corporation (a)(b)	2,729,637
38,914	Marvell Technology, Inc.	2,326,279
91,000	MediaTek, Inc.	2,010,243
28,510	Microchip Technology, Inc.	2,554,211
34,425	Micron Technology, Inc.	2,172,562
7,137	Microsoft Corporation	2,430,434
23,049	MKS Instruments, Inc. (b)	2,491,597
40,044	National Instruments Corporation	2,298,526
46,900	NEC Corporation	2,260,065
574,314	Nokia Corporation - ADR (b)	2,389,146
158,600	NTT Data Corporation	2,202,305
24,299	NVE Corporation (b)	2,367,695
6,161	NVIDIA Corporation	2,606,226
12,385	NXP Semiconductors NV	2,534,962
25,870	ON Semiconductor Corporation (a)	2,446,785
20,733	Onto Innovation, Inc. (a)	2,414,772
20,044	QUALCOMM, Inc.	2,386,038
135,900	Renesas Electronics Corporation (a)	2,540,103
20,759	Reply SpA	2,357,665
1,944,343	Rigetti Computing, Inc. (a)(b)	2,284,603
23,463	Splunk, Inc. (a)	2,489,190
50,453	STMicroelectronics NV - NY (b)	2,522,145
5,302	Synopsys, Inc. (a)	2,308,544
23,024	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,323,582
48,392	Teradata Corporation (a)	2,584,617
22,155	Teradyne, Inc. (b)	2,466,516
13,421	Texas Instruments, Inc.	2,416,048
60,015	Tower Semiconductor, Ltd. (a)	2,251,763
476,026	Wipro, Ltd. - ADR (b)	2,246,843
		127,351,762
	Materials — 1.7%
97,700	JSR Corporation	2,778,199

	TOTAL COMMON STOCKS (Cost $153,454,637)	167,688,538

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.8%
1,417,121	First American Government Obligations Fund - Class X, 5.01% (d)	$1,417,121
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,417,121)	1,417,121
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.8%
26,665,026	Mount Vernon Liquid Assets Portfolio, LLC, 5.28% (d)(e)	26,665,026
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,665,026)	26,665,026

	TOTAL INVESTMENTS — 115.6% (Cost $181,536,784)	195,770,685
	Liabilities in Excess of Other Assets — (15.6)%	(26,462,647)
	NET ASSETS — 100.0%	$169,308,038

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of June 30, 2023. The total value of securities on loan is $26,408,369.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Communication Services — 17.5%
1,161,508	AT&T, Inc.	$18,526,052
232,257	BCE, Inc. (b)	10,588,597
22,107	Charter Communications, Inc. - Class A (a)(b)	8,121,448
128,682	Chunghwa Telecom Company, Ltd. - ADR	4,798,552
265,480	KT Corporation - ADR (b)	2,999,924
1,693,865	Lumen Technologies, Inc. (b)	3,828,135
522,014	Orange SA - ADR	6,076,243
97,625	Rogers Communications, Inc. - Class B (b)	4,455,605
146,739	SK Telecom Company, Ltd. - ADR (b)	2,862,878
1,628,410	Telefonica SA - ADR	6,562,492
147,772	T-Mobile US, Inc. (a)	20,525,531
530,356	Verizon Communications, Inc.	19,723,940
569,749	Vodafone Group plc - ADR	5,384,128
		114,453,525
	Consumer Discretionary — 1.0%
51,419	Amazon.com, Inc. (a)	6,702,981

	Industrials — 0.5%
61,596	CSG Systems International, Inc.	3,248,573

	Information Technology — 71.3% (c)
214,799	A10 Networks, Inc.	3,133,917
332,274	ADTRAN Holdings, Inc.	3,498,845
264,509	Advanced Micro Devices, Inc.	30,130,220
200,038	Akamai Technologies, Inc. (a)	17,977,415
900,784	Akoustis Technologies, Inc. (a)(b)	2,864,493
153,161	Amdocs, Ltd.	15,139,965
172,797	Analog Devices, Inc.	33,662,584
35,055	Apple, Inc.	6,799,618
40,063	Arista Networks, Inc. (a)	6,492,610
7,863	Broadcom, Inc.	6,820,602
122,803	Calix, Inc. (a)	6,129,098
179,329	Cambium Networks Corporation (a)	2,729,387
249,839	CEVA, Inc. (a)	6,383,386
183,010	Ciena Corporation (a)(b)	7,776,095
125,223	Cisco Systems, Inc.	6,479,038
69,371	Clearfield, Inc. (a)(b)	3,284,717
79,754	Coherent Corporation (a)(b)	4,065,859
667,390	CommScope Holding Company, Inc. (a)	3,757,406
268,683	Comtech Telecommunications Corporation	2,455,763
176,920	Corning, Inc. (b)	6,199,277
65,951	CTS Corporation	2,811,491
	COMMON STOCKS — 99.4% (Continued)
	Information Technology — 71.3% (c) (Continued)
130,791	Dell Technologies, Inc. - Class C	$7,077,101
853,894	DZS, Inc. (a)	3,389,959
1,141,836	Edgio, Inc. (a)	769,597
163,888	Extreme Networks, Inc. (a)	4,269,282
53,898	F5, Inc. (a)	7,883,122
454,742	Focus Universal, Inc. (a)(b)	695,755
270,314	GDS Holdings, Ltd. - ADR (a)(b)	2,970,751
395,524	Hewlett Packard Enterprise Company (b)	6,644,803
660,322	Infinera Corporation (a)(b)	3,189,355
199,281	Intel Corporation	6,663,957
71,880	InterDigital, Inc. (b)	6,940,014
27,558	IPG Photonics Corporation (a)	3,742,928
207,437	Juniper Networks, Inc.	6,499,001
115,812	Keysight Technologies, Inc. (a)	19,392,719
149,009	Lattice Semiconductor Corporation (a)(b)	14,315,295
61,354	Lumentum Holdings, Inc. (a)(b)	3,480,612
51,620	MACOM Technology Solutions Holdings, Inc. (a)(b)	3,382,659
495,110	Marvell Technology, Inc.	29,597,676
107,621	MaxLinear, Inc. (a)(b)	3,396,519
189,304	National Instruments Corporation	10,866,050
101,558	NetScout Systems, Inc. (a)	3,143,220
5,344,749	Nokia Corporation - ADR (b)	22,234,156
16,634	NVIDIA Corporation	7,036,515
165,067	NXP Semiconductors NV	33,785,914
119,867	Qorvo, Inc. (a)	12,230,030
54,121	QUALCOMM, Inc.	6,442,564
155,216	Radware, Ltd. (a)	3,009,638
1,105,218	Ribbon Communications, Inc. (a)	3,083,558
38,652	Silicom, Ltd.	1,424,713
154,349	Skyworks Solutions, Inc.	17,084,891
3,453,981	Telefonaktiebolaget LM Ericsson - ADR (b)	18,824,196
18,296	Ubiquiti, Inc. (b)	3,215,522
313,872	Viavi Solutions, Inc. (a)(b)	3,556,170
47,112	VMware, Inc. - Class A (a)	6,769,523
		465,599,551
	Real Estate — 9.1%
97,945	American Tower Corporation	18,995,453
86,288	Crown Castle, Inc.	9,831,655
48,416	Digital Realty Trust, Inc.	5,513,130
218,413	DigitalBridge Group, Inc. (b)	3,212,855
16,701	Equinix, Inc.	13,092,582
23,228	SBA Communications Corporation	5,383,321

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Real Estate — 9.1% (Continued)
718,137	Uniti Group, Inc. (b)	$3,317,793
		59,346,789
	TOTAL COMMON STOCKS (Cost $682,460,296)	649,351,419

	SHORT-TERM INVESTMENTS — 0.4%
2,561,269	First American Government Obligations Fund - Class X, 5.01% (d)	2,561,269
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,561,269)	2,561,269
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.5%
88,139,598	Mount Vernon Liquid Assets Portfolio, LLC, 5.28% (d)(e)	88,139,598
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $88,139,598)	88,139,598

	TOTAL INVESTMENTS — 113.3% (Cost $773,161,163)	740,052,286
	Liabilities in Excess of Other Assets — (13.3)%	(86,978,240)
	NET ASSETS — 100.0%	$653,074,046

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of June 30, 2023. The total value of securities on loan is $87,296,135.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.1%
	Consumer Discretionary — 3.5%
49,414	Iljin Hysolus Company, Ltd. (a)	$1,239,428

	Consumer Staples — 3.9%
131,214	Pungkuk Ethanol Company, Ltd.	1,337,384

	Industrials — 76.4% (b)
2,193,973	AFC Energy plc (a)	352,566
668,720	Ballard Power Systems, Inc. (a)(c)	2,915,619
197,303	Bloom Energy Corporation - Class A (a)(c)	3,225,904
66,628	Bumhan Fuel Cell Company, Ltd. (a)	1,438,596
436,801	Ceres Power Holdings plc (a)	1,685,963
124,190	Doosan Fuel Cell Company, Ltd. (a)	2,705,007
652,701	FuelCell Energy, Inc. (a)(c)	1,409,834
246,620	Green Hydrogen Systems AS (a)	348,347
225,414	Hexagon Purus ASA (a)	428,166
10,555	Hydrogen Refueling Solutions (a)	246,432
1,621,951	ITM Power plc (a)	1,490,454
48,441	McPhy Energy SA (a)(c)	442,876
2,424,438	NEL ASA (a)	2,849,072
361,473	Plug Power, Inc. (a)(c)	3,755,705
196,390	PowerCell Sweden AB (a)	1,526,203
41,904	SFC Energy AG (a)	1,040,068
40,759	S-Fuelcell Company, Ltd.	575,665
1,244,898	Xebec Adsorption, Inc. (a)(d)(e)(f)	0
		26,436,477
	Materials — 15.3%
8,220	Air Liquide SA	1,472,549
4,890	Air Products and Chemicals, Inc.	1,464,702
3,813	Linde plc	1,453,058
51,900	Mitsubishi Chemical Group Corporation	309,960
13,400	Nippon Sanso Holdings Corporation	288,517
10,292	SOL SpA	296,996
		5,285,782
	TOTAL COMMON STOCKS (Cost $50,747,644)	34,299,071

	SHORT-TERM INVESTMENTS — 0.7%
262,035	First American Government Obligations Fund - Class X, 5.01% (g)	$262,035
	TOTAL SHORT-TERM INVESTMENTS (Cost $262,035)	262,035
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 23.2%
8,018,147	Mount Vernon Liquid Assets Portfolio, LLC, 5.28% (g)(h)	8,018,147
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,018,147)	8,018,147

	TOTAL INVESTMENTS — 123.0% (Cost $59,027,826)	42,579,253
	Liabilities in Excess of Other Assets — (23.0)%	(7,962,707)
	NET ASSETS — 100.0%	$34,616,546

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	All or part of this security is on loan as of June 30, 2023. The total value of securities on loan is $7,802,077.
(d)	Represents less than 0.05% of net assets.
(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(f)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0, which represents 0.00% of net assets.
(g)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(h)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Consumer Discretionary — 47.2% (a)
24,629	Accor SA	$914,126
14,988	Atour Lifestyle Holdings, Ltd. - ADR (b)	243,405
204,822	Carnival Corporation (b)(c)	3,856,798
4,476	Choice Hotels International, Inc. (c)	526,020
28,480	H World Group, Ltd. - ADR	1,104,454
25,488	Hilton Worldwide Holdings, Inc.	3,709,778
4,352	Hyatt Hotels Corporation - Class A	498,652
16,363	InterContinental Hotels Group plc - ADR (c)	1,152,773
20,509	Marriott International, Inc. - Class A	3,767,298
587,700	Minor International pcl - NVDR	567,726
77,801	Norwegian Cruise Line Holdings, Ltd. (b)(c)	1,693,728
15,800	Resorttrust, Inc.	233,226
31,021	Royal Caribbean Cruises, Ltd. (b)	3,218,119
298,000	Shangri-La Asia, Ltd. (b)	227,780
25,732	Whitbread plc	1,107,703
9,562	Wyndham Hotels & Resorts, Inc. (c)	655,666
		23,477,252
	Industrials — 44.4% (a)
28,416	Air Canada (b)	536,645
360,000	Air China, Ltd. - H-Shares	256,336
218,663	Air France-KLM (b)	411,041
15,706	Alaska Air Group, Inc. (b)(c)	835,245
1,812	Allegiant Travel Company (b)(c)	228,819
78,679	American Airlines Group, Inc. (b)	1,411,501
26,600	ANA Holdings, Inc. (b)	630,516
206,000	Cathay Pacific Airways, Ltd. (b)	210,558
505,000	China Airlines, Ltd.	424,826
354,000	China Southern Airlines Company, Ltd. - H-Shares (b)	199,663
17,273	Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	240,958
2,387	Copa Holdings SA - Class A	263,954
79,755	Delta Air Lines, Inc.	3,791,553
92,141	Deutsche Lufthansa AG	942,832
65,708	easyJet plc	403,151
428,000	Eva Airways Corporation	546,947
5,386	Hanjin Kal Corporation	191,503
	COMMON STOCKS — 99.4% (Continued)
	Industrials — 44.4% (a) (Continued)
385,090	International Consolidated Airlines Group SA	$792,792
24,700	Japan Airlines Company, Ltd.	533,186
47,742	JetBlue Airways Corporation (b)	422,994
30,560	Korean Air Lines Company, Ltd.	564,745
145,069	Qantas Airways, Ltd. (b)	598,705
16,928	Ryanair Holdings plc - ADR (b)	1,872,237
172,900	Singapore Airlines, Ltd.	913,463
5,203	SkyWest, Inc. (b)	211,866
56,052	Southwest Airlines Company	2,029,643
16,418	Spirit Airlines, Inc.	281,733
37,624	United Airlines Holdings, Inc. (b)	2,064,429
8,752	Wizz Air Holdings plc (b)(d)	304,318
		22,116,159
	Real Estate — 7.8%
25,252	Apple Hospitality REIT, Inc.	381,558
21,316	DiamondRock Hospitality Company (c)	170,741
62,784	Host Hotels & Resorts, Inc. (c)	1,056,655
816	Invincible Investment Corporation	322,933
536	Japan Hotel REIT Investment Corporation	272,571
24,316	Park Hotels & Resorts, Inc. (c)	311,731
12,823	Pebblebrook Hotel Trust (c)	178,753
19,168	RLJ Lodging Trust (c)	196,855
6,483	Ryman Hospitality Properties, Inc.	602,400
20,201	Service Properties Trust	175,547
22,266	Sunstone Hotel Investors, Inc. (c)	225,332
		3,895,076
	TOTAL COMMON STOCKS (Cost $47,577,620)	49,488,487

	SHORT-TERM INVESTMENTS — 0.3%
151,314	First American Government Obligations Fund - Class X, 5.01% (e)	151,314
	TOTAL SHORT-TERM INVESTMENTS (Cost $151,314)	151,314

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 18.3%
9,127,074	Mount Vernon Liquid Assets Portfolio, LLC, 5.28% (e)(f)	$9,127,074
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,127,074)	9,127,074

	TOTAL INVESTMENTS — 118.0% (Cost $56,856,008)	58,766,875
	Liabilities in Excess of Other Assets — (18.0)%	(8,986,053)
	NET ASSETS — 100.0%	$49,780,822

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	All or part of this security is on loan as of June 30, 2023. The total value of securities on loan is $9,220,013.
(d)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At June 30, 2023, the market value of these securities total $304,318, which represents 0.6% of total net assets.

(e)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Pure Electric Vehicle ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 91.6%
634,425	First American Government Obligations Fund — Class X, 5.01% (a)	$634,425
	TOTAL SHORT-TERM INVESTMENTS (Cost $634,425)	634,425

	TOTAL INVESTMENTS — 91.6% (Cost $634,425)	634,425
	Other Assets in Excess of Liabilities — 8.4%	58,008
	NET ASSETS — 100.0%	$692,433

Percentages are stated as a percent of net assets.

(a)	Rate shown is the annualized seven-day yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Pure Electric Vehicle ETF

Schedule of Total Return Swaps
June 30, 2023 (Unaudited)

Reference Entity	Counterparty	Long/Short	Expiration Date	Financing Rate(a)	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Solactive Pure US Electric Vehicle Index	BNP Paribas	Long	07/16/2024	5.07%	Monthly	$691,855	$—

(a)	Floating rate based on the overnight bank rate and spread of 100 basis points and is reset monthly.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Pure Electric Vehicle ETF
ASSETS
Investments in securities, at value * + (Note 2)	$195,770,685	$740,052,286	$42,579,253	$58,766,875	$634,425
Foreign currency, at value*	—	—	381,604	55,228	—
Dividends and interest receivable	220,505	1,168,775	10,601	63,740	1,250
Reclaims receivable	20,341	133,219	12,227	4,795	—
Securities lending income receivable	11,802	18,347	13,064	3,082	—
Transaction fees receivable	12	—	—	6,300	—
Receivable for open swap contracts	—	—	—	—	56,913
Receivable for capital shares sold	—	—	—	1,070,555	—
Total assets	196,023,345	741,372,627	42,996,749	59,970,575	692,588

LIABILITIES
Collateral received for securities loaned (Note 4)	26,665,026	88,139,598	8,018,147	9,127,074	—
Management fees payable	50,281	158,983	8,763	20,578	155
Payable for securities purchased	—	—	353,293	1,042,101	—
Total liabilities	26,715,307	88,298,581	8,380,203	10,189,753	155

NET ASSETS	$169,308,038	$653,074,046	$34,616,546	$49,780,822	$692,433

Net Assets Consist of:
Paid-in capital	$165,497,983	$735,478,504	$91,859,341	$49,430,264	608,825
Total distributable earnings (accumulated deficit)	3,810,055	(82,404,458)	(57,242,795)	350,558	83,608
Net assets	$169,308,038	$653,074,046	$34,616,546	$49,780,822	$692,433

Net Asset Value:
Net assets	$169,308,038	$653,074,046	$34,616,546	$49,780,822	$692,433
Shares outstanding ^	3,350,000	19,400,000	4,150,000	2,325,000	30,000
Net asset value, offering and redemption price per share	$50.54	$33.66	$8.34	$21.41	$23.08

* Identified cost:
Investments in securities	$181,536,784	$773,161,163	$59,027,826	$56,856,008	$634,425
Foreign currency	—	—	382,530	55,254	$—
+ Includes loaned securities with a value of	$26,408,369	$87,296,135	$7,802,077	$9,220,013	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Six-Months/Period Ended June 30, 2023 (Unaudited)

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Pure Electric Vehicle ETF(1)
INCOME
Dividends*	$880,194	$6,386,373	$63,083	$271,917	$—
Securities lending income, net (Note 4)	36,789	149,916	69,143	17,101	—
Interest	14,305	61,207	5,383	6,724	1,250
Total investment income	931,288	6,597,496	137,609	295,742	1,250

EXPENSES
Management fees	239,078	1,016,356	57,403	121,299	155
Total expenses	239,078	1,016,356	57,403	121,299	155
Net investment income (loss)	692,210	5,581,140	80,206	174,443	1,095

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,490,422)	(5,672,153)	(7,184,083)	(1,057,850)	—
In-kind redemptions	1,042,542	16,012,942	178,423	3,348,016	—
Foreign currency	(20,775)	(327)	(29,238)	(2,178)	—
Swaps	—	—	—	—	82,513
Change in unrealized appreciation (depreciation) on:
Investments	30,446,179	69,668,547	2,656,464	12,327,033	—
Foreign currency	(3,024)	(1,092)	(5,879)	224	—
Net realized and unrealized gain (loss) on investments	29,974,500	80,007,917	(4,384,313)	14,615,245	82,513
Net increase (decrease) in net assets resulting from operations	$30,666,710	$85,589,057	$(4,304,107)	$14,789,688	$83,608

* Net of foreign taxes withheld of:	$95,575	$413,430	$5,080	$13,251	$—

(1)	The Fund commenced operations on June 12, 2023. The information presented is for the period from June 12, 2023 to June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$692,210	$1,639,280
Net realized gain (loss) on investments and foreign currency	(468,655)	(3,694,437)
Change in unrealized appreciation (depreciation) on investments and foreign currency	30,443,155	(46,652,473)
Net increase (decrease) in net assets resulting from operations	30,666,710	(48,707,630)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(626,804)	(1,612,524)
Total distributions to shareholders	(626,804)	(1,612,524)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	43,456,790	6,663,645
Payments for shares redeemed	(6,301,780)	(32,664,740)
Transaction fees (Note 8)	5,131	10,869
Net increase (decrease) in net assets derived from capital share transactions (a)	37,160,141	(25,990,226)
Net increase (decrease) in net assets	$67,200,047	$(76,310,380)

NET ASSETS
Beginning of period/year	$102,107,991	$178,418,371
End of period/year	$169,308,038	$102,107,991

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	900,000	150,000
Shares redeemed	(150,000)	(750,000)
Net increase (decrease)	750,000	(600,000)

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$5,581,140	$13,010,462
Net realized gain (loss) on investments and foreign currency	10,340,462	14,936,877
Change in unrealized appreciation (depreciation) on investments and foreign currency	69,667,455	(366,995,316)
Net increase (decrease) in net assets resulting from operations	85,589,057	(339,047,977)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,148,027)	(13,051,189)
Total distributions to shareholders	(5,148,027)	(13,051,189)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,171,280	13,902,540
Payments for shares redeemed	(123,715,970)	(355,360,330)
Transaction fees (Note 8)	—	18
Net increase (decrease) in net assets derived from capital share transactions (a)	(117,544,690)	(341,457,772)
Net increase (decrease) in net assets	$(37,103,660)	$(693,556,938)

NET ASSETS
Beginning of period/year	$690,177,706	$1,383,734,644
End of period/year	$653,074,046	$690,177,706

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	200,000	400,000
Shares redeemed	(3,900,000)	(10,500,000)
Net increase (decrease)	(3,700,000)	(10,100,000)

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$80,206	$(24,522)
Net realized gain (loss) on investments and foreign currency	(7,034,898)	(27,486,403)
Change in unrealized appreciation (depreciation) on investments and foreign currency	2,650,585	(9,930,947)
Net increase (decrease) in net assets resulting from operations	(4,304,107)	(37,441,872)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,548,750	15,932,298
Payments for shares redeemed	(2,545,729)	(6,490,913)
Transaction fees (Note 8)	8,196	27,115
Net increase (decrease) in net assets derived from capital share transactions (a)	1,011,217	9,468,500
Net increase (decrease) in net assets	$(3,292,890)	$(27,973,372)

NET ASSETS
Beginning of period/year	$37,909,436	$65,882,808
End of period/year	$34,616,546	$37,909,436

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	350,000	1,175,000
Shares redeemed	(250,000)	(575,000)
Net increase (decrease)	100,000	600,000

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$174,443	$38,635
Net realized gain (loss) on investments and foreign currency	2,287,988	(4,806,062)
Change in unrealized appreciation (depreciation) on investments and foreign currency	12,327,257	(9,863,772)
Net increase (decrease) in net assets resulting from operations	14,789,688	(14,631,199)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(63,540)
Total distributions to shareholders	—	(63,540)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,738,530	54,684,580
Payments for shares redeemed	(23,277,928)	(13,225,180)
Transaction fees (Note 8)	7,229	7,742
Net increase (decrease) in net assets derived from capital share transactions (a)	(14,532,169)	41,467,142
Net increase (decrease) in net assets	$257,519	$26,772,403

NET ASSETS
Beginning of period/year	$49,523,303	$22,750,900
End of period/year	$49,780,822	$49,523,303

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	425,000	2,800,000
Shares redeemed	(1,175,000)	(800,000)
Net increase (decrease)	(750,000)	2,000,000

The accompanying notes are an integral part of these financial statements.

Defiance Pure Electric Vehicle ETF

Statement of Changes in Net Assets

Period Ended June 30, 2023(1) (Unaudited)
OPERATIONS
Net investment income (loss)	$1,095
Net realized gain (loss) on investments and swaps	82,513
Change in unrealized appreciation (depreciation) on investments and swaps	—
Net increase (decrease) in net assets resulting from operations	83,608

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	608,783
Payments for shares redeemed	—
Transaction fees (Note 8)	42
Net increase (decrease) in net assets derived from capital share transactions (a)	608,825
Net increase (decrease) in net assets	$692,433

NET ASSETS
Beginning of period	$—
End of period	$692,433

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	30,000
Shares redeemed	—
Net increase (decrease)	30,000

(1)	The Fund commenced operations on June 12, 2023. The information shown is for the period from June 12, 2023 to June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2023		Year Ended December 31,					Period Ended December 31,
	(Unaudited)		2022	2021	2020	2019		2018(1)
Net asset value, beginning of period/year	$39.27		$55.76	$41.44	$29.37	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.26		0.56	0.31	0.22	0.22		0.05
Net realized and unrealized gain (loss) on investments (3)	11.22		(16.48)	14.26	12.06	9.36		(5.05)
Total from investment operations	11.48		(15.92)	14.57	12.28	9.58		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.21)		(0.57)	(0.24)	(0.19)	(0.18)		(0.03)
Realized gains	—		—	(0.03)	(0.02)	—		—
Tax return of capital to shareholders	—		—	—	—	—		(0.01)
Total distributions to shareholders	(0.21)		(0.57)	(0.27)	(0.21)	(0.18)		(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(4)	0.00 (4)	0.02	0.00 (4)	0.01		0.00	(4)

Net asset value, end of period/year	$50.54		$39.27	$55.76	$41.44	$29.37		$19.96

Total return	29.25	%(5)	-28.56%	35.27%	42.01%	48.20%		-20.01	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$169,308		$102,108	$178,418	$55,941	$20,558		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40	%(7)	0.40%	0.40%	0.40%	0.40	%(6)	0.65	%(7)
Net investment income (loss) to average net assets	1.16	%(7)	1.25%	0.61%	0.71%	0.87%		0.70	%(7)
Portfolio turnover rate (8)	17	%(5)	24%	35%	40%	45%		22	%(5)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(7)	Annualized.
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2023		Year Ended December 31,			Period Ended December 31,
	(Unaudited)		2022	2021	2020	2019 (1)
Net asset value, beginning of period/year	$29.88		$41.68	$33.60	$26.20	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.26		0.46	0.48	0.38	0.25
Net realized and unrealized gain (loss) on investments (3)	3.77		(11.77)	8.09	7.35	1.15
Total from investment operations	4.03		(11.31)	8.57	7.73	1.40

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.25)		(0.49)	(0.47)	(0.31)	(0.20)
Tax return of capital to shareholders	—		—	(0.02)	(0.02)	—
Total distributions to shareholders	(0.25)		(0.49)	(0.49)	(0.33)	(0.20)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	—		0.00 (4)	—	0.00 (4)	—

Net asset value, end of period/year	$33.66		$29.88	$41.68	$33.60	$26.20

Total return	13.56	%(5)	-27.20%	25.63%	29.77%	5.64	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$653,074		$690,178	$1,383,735	$890,292	$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(6)	0.30%	0.30%	0.30%	0.30	%(6)
Net investment income (loss) to average net assets	1.65	%(6)	1.36%	1.29%	1.35%	1.22	%(6)
Portfolio turnover rate (7)	11	%(5)	25%	24%	28%	54	%(5)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Period Ended December 31, 2021 (1)
Net asset value, beginning of period/year	$9.36		$19.10		$27.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments (3)	(1.04)		(9.74)		(8.04)
Total from investment operations	(1.02)		(9.75)		(8.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.00	)(4)	—
Tax return of capital to shareholders	—		—		(0.00	)(4)
Total distributions to shareholders	—		(0.00	)(4)	(0.00	)(4)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(4)	0.01		0.01

Net asset value, end of period/year	$8.34		$9.36		$19.10

Total return	-10.89	%(5)	-50.98%		-29.68	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$34,617		$37,909		$65,883

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(6)	0.30%		0.30	%(6)
Net investment income (loss) to average net assets	0.42	%(6)	-0.05%		-0.15	%(6)
Portfolio turnover rate (7)	29	%(5)	81%		69	%(5)

(1)	Commencement of operations on March 9, 2021.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Period Ended December 31, 2021 (1)
Net asset value, beginning of period/year	$16.11		$21.16	$24.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.06		0.02	(0.05)
Net realized and unrealized gain (loss) on investments (3)	5.24		(5.05)	(3.15)
Total from investment operations	5.30		(5.03)	(3.20)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.02)	—
Total distributions to shareholders	—		(0.02)	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(4)	0.00 (4)	0.00	(4)

Net asset value, end of period/year	$21.41		$16.11	$21.16

Total return	32.95	%(5)	-23.80%	-13.12	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$49,781		$49,523	$22,751

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(6)	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	0.65	%(6)	0.10%	-0.37	%(6)
Portfolio turnover rate (7)	8	%(5)	32%	26	%(5)

(1)	Commencement of operations on June 3, 2021.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Pure Electric Vehicle ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended June 30, 2023 (1) (Unaudited)
Net asset value, beginning of period	$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.05
Net realized and unrealized gain (loss) on investments and swaps (3)	3.15
Total from investment operations	3.20

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(4)

Net asset value, end of period	$23.08

Total return	16.10	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$692

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(6)
Net investment income (loss) to average net assets	4.81	%(6)
Portfolio turnover rate (7)	0	%(5)

(1)	Commencement of operations on June 12, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF are each a diversified series and Defiance Next Gen H2 ETF, Defiance Hotel, Airline, and Cruise ETF, and Defiance Pure Electric Vehicle ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”). The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™. The investment objective of Defiance Next Gen H2 ETF is to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index. The investment objective of Defiance Hotel, Airline, and Cruise ETF is to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index. The investment objective of Defiance Pure Electric Vehicle ETF is to seek to provide investment results, before fees and expenses, that track the performance of a basket of common shares, which are equally-weighted on a quarterly basis, of the five largest (by market capitalization) electric vehicle manufacturers (the “Underlying Securities”) included in the Solactive Pure US Electric Vehicle Index (the “Pure EV Index”). The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Quantum ETF	September 4, 2018
Defiance Next Gen Connectivity ETF	March 4, 2019
Defiance Next Gen H2 ETF	March 9, 2021
Defiance Hotel, Airline, and Cruise ETF	June 3, 2021
Defiance Pure Electric Vehicle ETF	June 12, 2023

The end of the reporting period for the Funds is June 30, 2023, and the period covered by these Notes to Financial Statements is the period from January 1, 2023 through June 30, 2023 (the “current fiscal period”) for all Funds except Defiance Pure Electric Vehicle ETF. The period covered by these Notes to Financial Statements for Defiance Pure Electric Vehicle ETF is the period from June 12, 2023 through June 30, 2023 (“current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

Swaps are priced by an approved pricing service based on the closing price of the underlying benchmark that the contract is tracking.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$167,688,538	$—	$—	$167,688,538
Short-Term Investments	1,417,121	—	—	1,417,121
Investments Purchased with Proceeds from Securities Lending	—	26,665,026	—	26,665,026
Total Investments in Securities, at value	$169,105,659	$26,665,026	$—	$195,770,685

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$649,351,419	$—	$—	$649,351,419
Short-Term Investments	2,561,269	—	—	2,561,269
Investments Purchased with Proceeds from Securities Lending	—	88,139,598	—	88,139,598
Total Investments in Securities, at value	$651,912,688	$88,139,598	$—	$740,052,286

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

Defiance Next Gen H2 ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$34,299,071	$—	$0	(1)	$34,299,071
Short-Term Investments	262,035	—	—		262,035
Investments Purchased with Proceeds from Securities Lending	—	8,018,147	—		8,018,147
Total Investments in Securities, at value	$34,561,106	$8,018,147	$0	(1)	$42,579,253

Defiance Hotel, Airline, and Cruise ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,488,487	$—	$—	$49,488,487
Short-Term Investments	151,314	—	—	151,314
Investments Purchased with Proceeds from Securities Lending	—	9,127,074	—	9,127,074
Total Investments in Securities, at value	$49,639,801	$9,127,074	$—	$58,766,875

Defiance Pure Electric Vehicle ETF

Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$634,425	$—	$—	$634,425
Total Investments in Securities, at value	$634,425	$—	$—	$634,425

Other Financial Instruments (2)

Assets	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$—	$—	$—

^	See Schedule of Investments for further disaggregation of investment categories.
(1)	Represents less than $0.50.
(2)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are reflected at value.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. For the fiscal period ended December 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Defiance Quantum ETF	$(5,604,221)	$5,604,221
Defiance Next Gen Connectivity ETF	(62,464,031)	62,464,031
Defiance Next Gen H2 ETF	1,580,526	(1,580,526)
Defiance Hotel, Airline, and Cruise ETF	1,141,120	(1,141,120)
Defiance Pure Electric Vehicle ETF	N/A	N/A

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

During the fiscal period ended December 31, 2022, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Defiance Quantum ETF	$5,604,221
Defiance Next Gen Connectivity ETF	62,509,199
Defiance Next Gen H2 ETF	(1,474,014)
Defiance Hotel, Airline, and Cruise ETF	(1,141,120)
Defiance Pure Electric Vehicle ETF	N/A

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Penserra Capital Management LLC serves as the sub-adviser for Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Hotel, Airline, and Cruise ETF and Vident Investment Advisory, LLC serves as the sub-adviser for Defiance Pure Electric Vehicle ETF (each, respectively, the “Sub-Adviser”).

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Quantum ETF	0.40%
Defiance Next Gen Connectivity ETF	0.30%
Defiance Next Gen H2 ETF	0.30%
Defiance Hotel, Airline, and Cruise ETF	0.45%
Defiance Pure Electric Vehicle ETF	0.68%

The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Hotel, Airline, and Cruise ETF.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Hotel, Airline, and Cruise ETF may lend up to 33⅓ percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$26,408,369	$26,665,026
Defiance Next Gen Connectivity ETF	87,296,135	88,139,598
Defiance Next Gen H2 ETF	7,802,077	8,018,147
Defiance Hotel, Airline, and Cruise ETF	9,220,013	9,127,074

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Quantum ETF	$36,789
Defiance Next Gen Connectivity ETF	149,916
Defiance Next Gen H2 ETF	69,143
Defiance Hotel, Airline, and Cruise ETF	17,101

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities derivatives, and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$22,615,888	$21,248,234
Defiance Next Gen Connectivity ETF	78,732,070	77,301,498
Defiance Next Gen H2 ETF	11,664,332	11,086,659
Defiance Hotel, Airline, and Cruise ETF	3,994,909	4,534,844
Defiance Pure Electric Vehicle ETF	—	—

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Quantum ETF	$40,508,424	$5,973,045
Defiance Next Gen Connectivity ETF	6,126,862	122,851,470
Defiance Next Gen H2 ETF	2,810,215	2,015,037
Defiance Hotel, Airline, and Cruise ETF	8,093,303	21,814,450
Defiance Pure Electric Vehicle ETF	—	—

NOTE 6 – SWAP AGREEMENTS

Defiance Pure Electric Vehicle ETF may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of the Fund and exceeds certain contractual thresholds, the Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, the Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Fund as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to the Fund by a counterparty as collateral are not assets of the Fund and are not a component of the Fund’s net asset value.

The averge monthly notional value of the swap contracts during the current fiscal period was $691,855.

The effect of derivative instruments on the Statement of Assets and Liabilities as of the end of the current fiscal period is as follows:

		Assets	Liabilities	Net Unrealized Gain (loss)
Defiance Pure Electric Vehicle ETF	Total Return Swap Contracts	$56,913	$—	$—

The effect of derivative instruments on the Statement of Operations for the current fiscal period is as follows:

		Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
Defiance Pure Electric Vehicle ETF	Total Return Swap Contracts	$82,513	$—

OFFSETTING ASSETS AND LIABILITIES

Defiance Pure Electric Vehicle ETF is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
BNP Paribas
Swaps	$56,913	$—	$56,913	$—	$—	$56,913

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

NOTE 7 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2022 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Hotel, Airline, and Cruise ETF
Tax cost of investments	$130,906,984	$851,484,376	$60,940,296	$61,843,142
Gross tax unrealized appreciation	$7,552,277	$49,408,199	$885,187	$769,578
Gross tax unrealized depreciation	(24,388,390)	(159,156,472)	(23,753,558)	(13,151,467)
Net tax unrealized appreciation (depreciation)	(16,836,113)	(109,748,273)	(22,868,371)	(12,381,889)
Undistributed ordinary income	70,743	—	—	62,070
Undistributed long-term capital gain	—	—	—	—
Other accumulated gain (loss)	(9,464,481)	(53,097,215)	(30,070,317)	(2,119,311)
Distributable earnings (accumulated deficit)	$(26,229,851)	$(162,845,488)	$(52,938,688)	$(14,439,130)

Defiance Pure Electric Vehicle ETF commenced operations on June 12, 2023, and therefore does not appear in the above table.

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized appreciation on investments in passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $273 for the Defiance Hotel, Airline, and Cruise ETF.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2022, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of December 31, 2022, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Quantum ETF	$4,608,320	$4,856,161
Defiance Next Gen Connectivity ETF	31,560,183	21,537,032
Defiance Next Gen H2 ETF	22,106,186	7,964,131
Defiance Hotel, Airline, and Cruise ETF	1,871,333	247,978
Defiance Pure Electric Vehicle ETF	N/A	N/A

During the fiscal period ended December 31, 2022, the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of December 31, 2021.

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Quantum ETF	$1,612,524	$—	$—
Defiance Next Gen Connectivity ETF	13,051,189	—	—
Defiance Next Gen H2 ETF	—	—	—
Defiance Hotel, Airline, and Cruise ETF	63,540	—	—
Defiance Pure Electric Vehicle ETF	N/A	N/A	N/A

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2021, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Quantum ETF	$590,541	$99,820	$—
Defiance Next Gen Connectivity ETF	15,735,900	—	525,022
Defiance Next Gen H2 ETF	—	—	6,902
Defiance Hotel, Airline, and Cruise ETF	—	—	—
Defiance Pure Electric Vehicle ETF	N/A	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.”

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian, except for Defiance Pure Electric Vehicle ETF whose standard fixed transaction fee is $300. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

5G Investment Risk. (Defiance Next Gen Connectivity ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

Concentration in Hydrogen and Fuel Cell Companies Risk. (Defiance Next Gen H2 ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Index is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Hydrogen and fuel cell companies are also subject to risks related to the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions that significantly affect the hydrogen, fuel cell, and overall clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can also significantly affect this industry. Shares in the companies involved in this industry may be significantly more volatile than shares of companies operating in other, more established industries.

Concentration in Travel Companies Risk. (Defiance Hotel, Airline, and Cruise ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. Travel Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel Companies may also be significantly affected by changes in labor relations and insurance costs. Travel Companies in the airline and cruise industries may also be significantly affected by changes in fuel prices, which may be very volatile and may not be able to be passed on to customers by increasing fares. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of airline companies. Companies in the hotel and lodging industry, as well as the cruise industry, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

Defiance ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited) (Continued)

Concentration Risk. (Defiance Pure Electric Vehicle ETF) The Fund will be concentrated in the securities of five issuers in the industry assigned to the Underlying Securities. As a result of the Fund’s strategy, the Fund will be highly concentrated in the five largest (by market capitalization) electric vehicle manufacturers included in the Pure EV Index at the time of its quarterly reconstitution and rebalancing. A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Derivatives Risk - Swap Agreements. (Defiance Pure Electric Vehicle ETF) The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Sub-Adviser is unable to enter into swap agreements that provide exposure to the Underlying Securities, the Fund may not meet its investment objective.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the Underlying Securities.

Defiance ETFs

Expense Examples

For the Six-Months/Period Ended June 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance Quantum ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 1,292.50	$2.27
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.81	$2.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period (2)
Actual	$1,000.00	$ 1,135.60	$1.59
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen H2 ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period (3)
Actual	$1,000.00	$ 891.10	$1.41
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance ETFs

Expense Examples
For the Six-Months/Period Ended June 30, 2023 (Unaudited) (Continued)

Defiance Hotel, Airline, and Cruise ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period (4)
Actual	$1,000.00	$ 1,329.50	$2.60
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.56	$2.26

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Pure Electric Vehicle ETF

	Beginning Account Value June 12, 2023 (5)	Ending Account Value June 30, 2023	Expenses Paid During the Period
Actual	$1,000.00	$ 1,161.00	$0.36(6)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.42	$3.41(7)

(5)	Fund commencement.
(6)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the period, multiplied by 18/365, to reflect the period.

(7)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Defiance Hotel, Airline, and Cruise ETF
Defiance Next Gen Connectivity ETF
Defiance Next Gen H2 ETF
Defiance Quantum ETF

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 11-12, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of Defiance Hotel, Airline, and Cruise ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Quantum ETF (each, a “Fund” and, collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-adviser, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Funds; rather, each Fund tracks an index created and owned by a third-party index provider.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended September 30, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s

Defiance Hotel, Airline, and Cruise ETF
Defiance Next Gen Connectivity ETF
Defiance Next Gen H2 ETF
Defiance Quantum ETF

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.

With respect to each Fund, the Board noted that, for each of the one-year, three-year, and since inception periods ended September 30, 2022, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.

Defiance Hotel, Airline, and Cruise ETF: The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-year and since inception periods. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies in very specific industries, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-year and since inception periods ended September 30, 2022, the Fund underperformed the median return of its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Consumer Cyclical category. The Board took into consideration that the Peer Group includes multiple ETFs that focus on companies in the transportation sector in addition to two ETFs that focus on the airline industry and global travel industry, respectively. The Board also noted that the Fund underperformed the funds in the Selected Peer Group for the one-year period ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were limited to just two index-based ETFs focused on investing in the stocks of travel companies. The Board also noted that the Fund commenced operations on June 2, 2021, less than two years prior to September 30, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

Defiance Next Gen Connectivity ETF: The Board also noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-year and since inception periods. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies in very specific industries, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-year, three-year, and since inception periods ended September 30, 2022, the Fund outperformed the median return of its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Communications category. The Board took into consideration that the Peer Group is comprised mostly of ETFs in the technology sector, including ETFs that focus on companies in the software, internet, and cloud computing industries. The Board also noted that the Fund outperformed the funds in the Selected Peer Group for the one-year period but underperformed the same funds over the three-year period ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were limited to just three ETFs, including a mix of actively managed and index-based ETFs, that invest in the stocks of companies focused on 5G buildout.

Defiance Next Gen H2 ETF: The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500® Index, for each of the one-year and since inception periods. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies in very specific industries, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-year and since inception periods ended September 30, 2022, the Fund significantly underperformed the median return of its Peer Group, which is comprised of clean power and hydrogen energy ETFs, and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Equity Energy category. The Board also noted that the Fund underperformed the funds in the Selected Peer Group for the one-year period ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were limited to just two index-based ETFs that invest in hydrogen energy stocks. The Board also noted that the Fund commenced operations on March 9, 2021, less than two years prior to September 30, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

Defiance Quantum ETF: The Board also noted that the Fund outperformed its broad-based benchmark, the S&P 500® Index, for both the three-year and since inception periods but significantly underperformed the S&P 500 for the one-year period. The Board further noted, however, that the Fund seeks to provide investors with exposure to companies in very specific industries, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-year, three-year, and since inception periods ended September 30, 2022, the Fund outperformed the median return of its Peer Group and Category Peer Group,

Defiance Hotel, Airline, and Cruise ETF
Defiance Next Gen Connectivity ETF
Defiance Next Gen H2 ETF
Defiance Quantum ETF

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

which is comprised of funds in the Morningstar U.S. Fund Technology category. The Board took into consideration that the Peer Group includes ETFs that focus on companies in the cybersecurity industry as well as internet, robotics, and artificial intelligence technologies. The Board also noted that the Fund outperformed the funds in the Selected Peer Group for the one-year and three-year periods ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were limited to four index-based ETFs that invest in the stocks of companies focused on machine learning and artificial intelligence.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board noted that each Fund’s net expense ratio was equal to its unified fee.

The Board then compared the net expense ratios of each Fund with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that each Fund’s net expense ratio was lower than the net expense ratios of funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size, noting that the Funds’ management fee rates did not include asset-level breakpoints. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Defiance Hotel, Airline, and Cruise ETF
Defiance Next Gen Connectivity ETF
Defiance Next Gen H2 ETF
Defiance Quantum ETF

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 5-6, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Defiance ETFs, LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of Defiance Hotel, Airline, and Cruise ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Quantum ETF (each, a “Fund” and, collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each applicable Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those Funds. Additionally, a representative from the Sub-Adviser provided an oral overview of the services provided to each Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentation that it had received and any other information that the Board received at the Meeting and at prior meetings, including the Adviser’s 15(c) presentation at the January 11-12, 2023, quarterly Board meeting, and deliberated on the approval of continuation of the Sub-Advisory Agreement in light of this information.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended September 30, 2022, had been included in the written materials provided in advance of the Adviser’s 15(c) presentation at the January 11-12, 2023, quarterly Board meeting.

Defiance Hotel, Airline, and Cruise ETF
Defiance Next Gen Connectivity ETF
Defiance Next Gen H2 ETF
Defiance Quantum ETF

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Because each Fund is designed to track the performance of an underlying index, the Board considered, among other things, the extent to which each such Fund tracked its respective index before fees and expenses. The Board noted that, for the one-year, three-year, and since inception periods, as applicable, each Fund performed in-line with its underlying index.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that executes a limited amount of the brokerage transactions for certain Funds and, consequently, the Sub-Adviser indirectly benefits from commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.

The Board also noted that it had previously undertaken a review of the Fund’s fees and expenses at the quarterly Board meeting held on January 11-12, 2023. The Board noted that each Fund’s net expense ratio was lower than the median net expense ratio of the funds in each of its peer groups.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Defiance Pure Electric Vehicle ETF (EVXX)

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a special meeting held on May 30, 2023 (the “May Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of Defiance Pure Electric Vehicle ETF (the “Fund”), for an initial two-year term. In addition, pursuant to Section 15(c) of the 1940 Act, at a special meeting held on April 20, 2023 (the “April Meeting”), the Board considered the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among the Adviser, the Trust, on behalf of the Fund, and Vident Advisory, LLC (“VA” or the “Sub-Adviser”), for an initial two-year term.

Prior to the May Meeting and April Meeting (together, the “Meetings”), the Board, including the Trustees who are not parties to the Advisory Agreement and Sub-Advisory Agreement (together, the “Agreements”) or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and Sub-Adviser (together, the “Advisers”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser, Sub-Adviser, or their affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Advisers, along with other service providers of the Fund, had provided written updates on each firm over the course of the year with respect to their roles as investment adviser or sub-adviser to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and operations. The Adviser also described the Fund’s investment objective and principal investment strategy at the May Meeting. The Board discussed the Materials and the oral presentations provided by the Advisers, as well as any other relevant information received by the Board at the Meetings and at prior meetings, and deliberated on the approval of the Agreements in light of this information.

In addition, the Trustees noted that, at a quarterly meeting held on April 5-6, 2023, the Board had considered and approved, pursuant to Section 15(c) of the 1940 Act, an investment sub-advisory agreement by and among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA”), an affiliate of VA (the “VIA Sub-Advisory Agreement”), that was identical in all material respects, except for its effective date, termination date and the named entity performing sub-advisory services, to the Sub-Advisory Agreement. The Board noted that, pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, was expected to acquire a majority interest in VA (the “Transaction”), and, in turn, the Transaction may be considered to result in a change in control of VIA, constitute an “assignment” under the 1940 Act, and result in the automatic termination of the VIA Sub-Advisory Agreement. The Board further noted that, on the proposed Closing Date of June 30, 2023, VIA will seek to move all of its current personnel and clients to VA and wind down VIA’s operations. As a result, VIA would no longer serve as sub-adviser to the Fund, and VA would serve as the successor entity to VIA. Accordingly, at the April Meeting, less than one month after approving the VIA Sub-Advisory Agreement, the Board considered the qualifications of VA, as it would be reconstituted following the Transaction, to sub-advise the Fund as of the Closing Date.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

Defiance Pure Electric Vehicle ETF (EVXX)

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

The Board also considered the services to be provided to the Fund, including oversight of the Fund’s proposed sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Fund; rather, the Fund tracks an index created and owned by a third-party index provider.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is passively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund, and the Fund’s tracking error relative to its underlying index.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed “unified fee” (described below) and estimated net expense ratio and compared them to those of the Fund’s Peer Group and Selected Peer Group (each defined below). The Board observed that the Fund’s net expense ratio was slightly higher than the median net expense ratio of the funds selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), but well within the range of net expense ratios. The Board noted, however, that although the Peer Group included multiple ETFs that, like the Fund, have equity exposure to electric vehicle companies, none of the funds in the Peer Group use swap agreements to gain their equity exposure in a similar manner to the Fund. Further, the Board noted that many of the peer funds are index-based, unlike the Fund, and many of the peer funds invest more broadly across the electric vehicle industry and information technology sector than the Fund. The Board also considered that the Fund’s net expense ratio was equal to or lower than the net expense ratio of each fund in a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The Board considered that the funds included in the Selected Peer Group were described by the Adviser as electric vehicle ETFs that do not utilize leverage.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and the Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including:

Defiance Pure Electric Vehicle ETF (EVXX)

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is passively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including the day-to-day management of the Fund by the portfolio managers in tracking the Fund’s underlying index.

Costs of Services to be Provided and Economies of Scale. The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.

The Board then considered the Sub-Adviser’s financial resources and information regarding the Sub-Adviser’s ability to support its management of the Fund, noting that the Sub-Adviser had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size, noting that the Fund’s sub-advisory fee rate did not include asset-level breakpoints. However, the Board considered that any benefits derived from such breakpoints, due to an increase in assets under management, would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	100.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	100.00%
Defiance Pure Electric Vehicle ETF	N/A

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year/period ended December 31, 2022 was as follows:

Defiance Quantum ETF	54.25%
Defiance Next Gen Connectivity ETF	74.53%
Defiance Next Gen H2 ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	100.00%
Defiance Pure Electric Vehicle ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	0.00%
Defiance Next Gen Connectivity ETF	0.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Pure Electric Vehicle ETF	N/A

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (833) 333-9383 or by accessing the Funds’ website at www.defianceetfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at www.defianceetfs.com. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (833) 333-9383, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (833) 333-9383 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 333-9383 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.defianceetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

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Adviser Defiance ETFs, LLC 78 SW 7th Street, 9th Floor Miami, Florida 33130	Distributor Foreside Fund Services, LLC Three Canal Plaza Portland, Maine 04101
Sub-Adviser (QTUM, FIVG, HDRO, CRUZ) Penserra Capital Management LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Custodian U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Sub-Adviser (EVXX) Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, Georgia 30009	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Index Provider (QTUM, FIVG) BlueStar Global Investors, LLC d/b/a Bluestar Indexes 1350 Avenue of the Americas, 4th Floor New York, New York 10019	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Index Provider (HDRO, CRUZ) MV Index Solutions GmbH Kreuznacher Str. 30 Frankfurt am Main, Hessen 60486 Germany	Legal Counsel Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Defiance Quantum ETF Symbol – QTUM CUSIP – 26922A420	Defiance Next Gen Connectivity ETF Symbol – FIVG CUSIP – 26922A289
Defiance Next Gen H2 ETF Symbol – HDRO CUSIP – 26922B600	Defiance Hotel, Airlines, and Cruise ETF Symbol – CRUZ CUSIP – 26922B873
Defiance Pure Electric Vehicle ETF Symbol – EVXX CUSIP – 26922B626

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	09/07/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	09/07/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	09/07/2023

*	Print the name and title of each signing officer under his or her signature.